                          AIM VARIABLE INSURANCE FUNDS

      AIM V.I. BASIC BALANCED FUND             AIM V.I. HIGH YIELD FUND
        AIM V.I. BASIC VALUE FUND         AIM V.I. INTERNATIONAL GROWTH FUND
   AIM V.I. CAPITAL APPRECIATION FUND       AIM V.I. LARGE CAP GROWTH FUND
    AIM V.I. CAPITAL DEVELOPMENT FUND            AIM V.I. LEISURE FUND
        AIM V.I. CORE EQUITY FUND          AIM V.I. MID CAP CORE EQUITY FUND
    AIM V.I. DIVERSIFIED INCOME FUND          AIM V.I. MONEY MARKET FUND
         AIM V.I. DYNAMICS FUND             AIM V.I. SMALL CAP EQUITY FUND
    AIM V.I. FINANCIAL SERVICES FUND        AIM V.I. SMALL CAP GROWTH FUND
    AIM V.I. GLOBAL HEALTH CARE FUND           AIM V.I. TECHNOLOGY FUND
    AIM V.I. GLOBAL REAL ESTATE FUND            AIM V.I. UTILITIES FUND
   AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                       Supplement dated February 28, 2007
          to the Statement of Additional Information dated May 1, 2006 as supplemented August 1, 2006, September 20, 2006,
                     December 13, 2006 and January 25, 2007

The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

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   "NAME, YEAR OF BIRTH AND        TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960         2007    Director, Chief Executive Officer and President,          None"
Trustee                                    AMVESCAP PLC (parent of AIM and a global
                                           investment management firm); Chairman, A I M
                                           Advisors, Inc. (registered investment advisor);
                                           and Director, Chairman, Chief Executive Officer
                                           and President, AVZ Inc. (holding company); INVESCO
                                           North American Holdings, Inc. (holding company);
                                           Chairman and President, AMVESCAP Group Services,
                                           Inc. (service provider); Trustee, The AIM Family
                                           of Funds--Registered Trademark--; Chairman,
                                           Investment Company Institute; and Member of
                                           Executive Board, SMU Cox School of Business

                                           Formerly:

                                           President, Co-Chief Executive Officer,
                                           Co-President, Chief Operating Officer and Chief
                                           Financial Officer, Franklin Resources, Inc.
                                           (global investment management organization)

-------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.


Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.